Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)

The income tax provision (benefit) for the year ended December 31, 2023 and for the period from January 19, 2022 (inception) through December 31, 2022 were as follows:

	For the Year Ended December 31, 2023	For the Period from January 19, 2022 (inception) through December 31, 2022
Current
Federal	$665,744	$233,530
State	411,948	162,723
Deferred
Federal	(238,881)	(69,606)
State	(102,378)	(29,831)
Change in valuation allowance	341,259	99,437
Income tax provision	$1,077,692	$396,253

Schedule of Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the year ended December 31, 2023	For the Period from January 19, 2022 (inception) through December 31, 2022
U.S. statutory rate	21.0%	21.0%
State income tax, net of federal benefit	9.2%	11.5%
Permanent difference	0.3%	4.5%
Change in valuation allowance	14.1%	12.5%
Effective tax rate	44.6%	49.5%

Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets at December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets(liability):
Start up cost	$440,696	$99,437
Valuation allowance	(440,696)	(99,437)
Deferred tax assets, net	$—	$—